Corporate information	6 Months Ended
Jun. 30, 2024
Corporate information
Corporate information
1.	Corporate information
1.1.	General information

NaaS Technology Inc. (the “Company”) was incorporated in the Cayman Islands on July 16, 2013 as an exempted company with limited liability. The Company is a holding company. The ultimate holding company of the Company is Newlinks Technology Limited (“NewLink”) which is a holding company incorporated in the Cayman Islands.

1.2.Basis of preparation

The interim condensed consolidated financial statements for the six months ended June 30, 2024 has been prepared in accordance with IAS 34, Interim Financial Reporting. The interim condensed consolidated financial statements does not include all the information and disclosures required in the annual financial statements, and should be read in conjunction with the Group’s annual consolidated financial statements for the year ended December 31, 2023.

Effective from July 1, 2023, the Company implemented certain changes to align its statement of profit or loss presentation more closely with the manner in which the Company’s management currently receives and uses financial information to evaluate business performance following the Company’s expansion of business lines, extension of its services to a broader range of energy asset owners, including EV charging stations, PV and energy asset owners, and recent acquisitions. The Company now reports its revenues under three primary categories:

Charging services revenue, which includes income from the provision of mobility connectivity solutions to EV charging stations and the provision of charging services at charging stations that NaaS operates under its full station operation model. NaaS’ mobility connectivity solutions include mobility services delivered in conjunction with Kuaidian, its partnered platform that is operated by a third-party service provider, and SaaS products that optimize the marketing, operations and energy efficiency of charging stations connected to NaaS’ network.

Energy solutions revenue, which includes income from the provision of integrated charging facilities and energy storage solutions that cover the planning, deployment, production and optimization of EV charging, renewable energy and energy storage systems for energy asset owners.

New initiatives revenue, which includes income from electricity procurement services and other services that aim to enhance the efficiency and profitability of energy assets including charging stations, PV and energy storage assets.

The Company retrospectively reclassified the presentation of the prior periods’ consolidated statements of loss and other comprehensive loss to conform to the current period presentation. The change in presentation involved the recategorization of revenues from mobility connectivity services and from full station operation model to charging services revenue; the inclusion of revenues from EPC services, hardware procurement, station upgrade and maintenance services to energy solutions revenue; and the reclassification of income from electricity procurement, non-charging services such as food and beverage and online advertising, virtual power plant and charging robots to new initiatives revenue. These changes have no material impact on NaaS’ previously reported consolidated net revenues, net income or net income per share.

Effective on June 13, 2024, the Company changed the ratio of its American Depositary Shares (the “ADSs”) to its Class A ordinary shares (the “ADS Ratio”), par value US$0.01 per share, from the current ADS Ratio of one ADS to 10 Class A ordinary shares to a new ADS Ratio of one ADS to 200 Class A ordinary shares. All earnings per ADS figures in this report give retroactive effect to the foregoing ADS to share ratio change.

1.3.	Estimates

The preparation of the interim condensed consolidated financial statements requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expense. Actual results may differ from these estimates. In preparing the interim condensed consolidated financial statements, the significant judgments made by management in applying the Group’s accounting policies and key sources of estimation uncertainty are largely in line with those applied in the 2023 annual consolidated financial statements, except for judgments and estimation relevant to newly adopted accounting policies as set out in Note 2.